The Eaton Vance Mutual Funds Trust
For the Cash Management Portfolio

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Annual Shareholder Report
December 31, 1996




Cash Management Portfolio
Portfolio of Investments
December 31, 1996

Commercial Paper - 57.3%

Ratings (unaudited)
---------------------
                      Principal
Standard                 Amount
& Poor's Moody's (000's Omitted)                                                     Value
-------------------------------------------------------------------------------------------
                             Agriculture -- 1.2%
A-1+    P-1       $   750    Cargill Inc. 5.25%, 3/12/97                        $    742,344
A-1+    P-1         1,500    Cargill Financial Services Corp.
                             5.27%, 1/8/97 (2)                                     1,498,463
                                                                                ------------
                                                                                $  2,240,807
                                                                                ------------
                             Automotive -- 0.5%
A-1     P-1       $ 1,000    Ford Motor Credit Co. 5.45%, 1/22/97               $    996,821
                                                                                ------------
                             Banking & Finance -- 17.2%
A-1     P-1        $2,625    American Express Credit Corp. 5.50%, 1/14/97         $2,619,786
A-1+    P-1         2,000    Asset Securitization Coop. Corp. 5.30%, 1/8/97 (2)    1,997,939
A-1+    P-1         1,500    Asset Securitization Coop. Corp. 5.31%, 1/9/97 (2)    1,498,230
A-1+    P-1         2,500    Associates Corp. of No. America 5.38%, 1/31/97        2,488,791
A-1+    P-1         1,000    Associates Corp. of No. America 5.33%, 3/11/97          989,784
A-1+    P-1         1,500    Associates Corp. of No. America 5.34%, 3/31/97        1,480,197
A-1     P-1         2,500    CIT Group Holdings Inc. 5.48%, 1/22/97                2,492,009
A-1+    P-1         2,500    CIESCO 5.375%, 1/3/97                                 2,499,253
A-1+    P-1         1,000    CIESCO 5.28%, 1/15/97                                   997,947
A-1+    P-1         1,000    CIESCO 5.27%, 1/27/97                                   996,194
A-1+    P-1         3,500    Corporate Asset Funding Co. 5.28%, 1/30/97            3,485,113
A-1     P-1         2,000    Corporate Receivables Corp. 5.43%, 2/3/97 (1)         1,990,045
A-1+    P-1         3,000    CXC Incorporated 5.30%, 1/13/97 (2)                   2,994,700
A-1+    P-1         1,600    Delaware Funding Corp. 5.32%,1/14/97 (2)              1,596,926
A-1+    P-1         1,000    Norwest Financial Inc. 5.30%, 1/13/97                   998,233
A-1+    P-1           800    Norwest Financial Inc. 5.28%, 3/14/97                   791,552
A-1+    P-1         3,000    Norwest Financial Inc. 5.41%, 3/26/97                 2,962,130
                                                                                 ------------
                                                                                 $32,878,829
                                                                                 ------------
                             Chemicals -- 2.1%
A-1+    P-1        $2,200    E.I. DuPont de Nemours & Co. 5.28%, 1/14/97 (2)       2,195,805
A-1+    P-1         1,920    E.I. DuPont de Nemours & Co. 5.25%, 2/12/97 (2)      $1,908,240
                                                                                ------------
                                                                                  $4,104,045
                                                                                ------------
                             Credit Unions -- 4.2%
A-1+    P-1        $3,000    Central Corporate Credit Union 5.47%, 1/15/97        $2,993,618
A-1+    P-1         3,500    Mid-States Corp. Federal Credit Union 5.57%, 1/16/97  3,491,877
A-1+    P-1           760    US Central Credit Union 5.29%, 1/21/97                  757,767
A-1+    P-1           750    US Central Credit Union 5.35%, 1/27/97                  747,102
                                                                                ------------
                                                                                  $7,990,364
                                                                                ------------
                             Electrical Equipment & Electronics -- 5.5%
A-1+    P-1        $2,330    General Electric Capital Corp. 5.31%, 1/23/97        $2,322,439
A-1+    P-1         1,000    General Electric Capital Corp. 5.31%, 1/27/97           996,165
A-1+    P-1           345    General Electric Capital Corp. 5.30%, 1/27/97           343,679
A-1+    P-1         1,655    General Electric Capital Corp. 5.29%, 2/12/97         1,644,786
A-1+    P-1         1,500    General Electric Capital Corp. 5.41%, 3/26/97         1,481,065
A-1+    P-1         2,600    Motorola Credit Corp. 5.24%, 1/22/97                  2,592,052
A-1+    P-1         1,200    Motorola Credit Corp. 5.25%, 2/14/97                  1,192,300
                                                                                ------------
                                                                                 $10,572,486
                                                                                ------------
                             Food & Beverages -- 4.8%
A-1+    P-1        $3,000    Anheuser-Busch Co. 5.22%, 1/6/97                     $2,997,825
A-1+    P-1         1,700    Coca-Cola Co. 5.23%, 1/21/97                          1,695,061
A-1+    P-1         1,420    Coca-Cola Co. 5.32%, 3/7/97                           1,406,360
A-1+    P-1         3,100    Nestle Capital Corp. 5.28%, 2/6/97                    3,083,632
                                                                                ------------
                                                                                  $9,182,878
                                                                                ------------
                             Household Products -- 0.5%
A-1+    P-1        $1,000    Procter & Gamble Co. 5.28%, 2/19/97                    $992,813
                                                                                ------------
                             Insurance -- 9.8%
A-1+    P-1        $2,600    AI Credit Corp. 5.24%, 1/10/97                       $2,596,594
A-1+    P-1           795    AI Credit Corp. 5.29%,2/26/97                           788,458
A-1+    P-1         1,500    APC Funding Corp. 5.37%, 2/4/97                       1,492,393
A-1+    P-1         1,000    APC Funding Corp. 5.50%, 2/27/97                        991,292
A-1+    P-1         2,600    MetLife Funding Inc. 5.30%, 3/5/97                    2,575,885
A-1+    P-1         2,000    Prudential Funding Corp. 5.25%, 1/2/97                1,999,708
A-1+    P-1         2,000    SAFECO Credit Co. Inc. 5.28%, 1/17/97                 1,995,306
A-1+    P-1           433    SAFECO Credit Co. Inc. 5.32%, 2/4/97                    430,825
A-1+    P-1         1,300    SAFECO Credit Co. Inc. 5.30%, 3/13/97                 1,286,411
A-1     P-1         1,500    Transamerica Finance Corp. 5.40%, 1/14/97             1,497,075
A-1+    P-1         1,598    USAA Capital Corp. 5.30%, 1/9/97                      1,596,121
A-1+    P-1         1,500    USAA Capital Corp. 5.29%, 1/21/97                     1,495,592
                                                                                ------------
                                                                                 $18,745,660
                                                                                ------------
                             Oil -- 1.4%
A-1+    P-1        $2,700    Chevron Oil Finance Co. 5.50%, 1/15/97               $2,694,225
                                                                                ------------
                             Publishing -- 1.3%
A-1+    P-1        $2,500    Knight Ridder, Inc. 5.32%,2/10/97 (2)                $2,485,222
                                                                                ------------
                             Pharmaceuticals -- 3.8%
A-1+    P-1        $4,375    Eli Lilly & Co. 5.28%, 1/24/97 (2)                    4,360,242
A-1+    P-1         2,925    Schering Corp. 5.35%, 3/4/97                          2,898,049
                                                                                ------------
                                                                                  $7,258,291
                                                                                ------------
                             Telecommunications -- 3.8%
A-1+    P-1        $3,500    Ameritech Corp. 5.35%, 2/13/97                       $3,477,634
A-1+    P-1         3,755    AT&T Corp. 5.20%, 3/6/97                              3,720,287
                                                                                ------------
                                                                                  $7,197,921
                                                                                ------------
                             Utilities -- 1.2%
A-1+    P-1        $1,600    National Rural Utilities Coop. Co. 5.31%, 1/7/97     $1,598,584
A-1+    P-1           800    National Rural Utilities Coop. Co. 5.30%, 1/10/97       798,940
                                                                                ------------
                                                                                  $2,397,524
                                                                                ------------
                             Total Commercial Paper, at value                   $109,737,886
                                                                                ============

U.S. Government Agency Obligations - 42.7%
--------------------------------------------------------------------------------------
                 Principal
                    Amount
            (000's Omitted)                                                      Value
--------------------------------------------------------------------------------------
                  $60,000    FFCB Discount Notes 5.46%, 1/2/97             $59,990,900
                    1,770    FHLB Discount Notes 5.36%, 3/25/97              1,748,127
                    4,000    FHLMC Discount Notes 5.36%, 2/27/97             3,966,053
                    1,950    FNMA Discount Notes 5.22%, 1/16/97              1,945,759
                    1,985    FNMA Discount Notes 5.22%, 2/3/97               1,975,502
                    4,875    FNMA Discount Notes 5.37%, 2/24/97              4,835,732
                    1,545    FNMA Discount Notes 5.31%, 3/4/97               1,530,871
                    4,000    FNMA Discount Notes 5.24%, 3/13/97              3,958,662
                    2,000    FNMA Discount Notes 5.34%, 3/24/97              1,975,673
                                                                          ------------
                             Total U.S. Government Agency Obligations,
                             at value                                     $ 81,927,279
                                                                          ------------
                             Total Investments -- 100.0%                  $191,665,165
                             Other Assets, less Liabilities -- 0.0%             (5,095)
                                                                          ------------
                             Net Assets -- 100.0%                         $191,660,070
                                                                          ============

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933.
    These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  It is the Portfolio's intention to hold the security until maturity.  At December 31, 1996, the value of these securities amounted to $1,990,045 or 0.6% of the Portfolio's net assets.

(2) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid.  This security may be resold in transactions exempt from registration or to the public if the security is registered.
    All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.  At
    December 31, 1996, the value of these securities amounted to $20,535,767 or 10.71% of the Portfolio's net assets.

FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA -- Federal National Mortgage Association (Fannie Mae)

The accompaning notes are an integral part of the financial statements





Cash Management Portfolio
Financial Statements
Statement of Assets and Liabilities
-----------------------------------------------------------------------------------
December 31, 1996
-----------------------------------------------------------------------------------
Assets:
Investments, at value (Note 1A)                                        $191,665,165
Cash                                                                          4,839
Deferred organization expenses (Note 1D)                                      6,361
                                                                       ------------
Total assets                                                           $191,676,365
Liabilities:
Trustees' fees payable                                  $ 2,711
Accrued expenses                                         13,584
                                                        -------
Total liabilities                                                            16,295
                                                                       ------------
Net Assets                                                             $191,660,070
                                                                       ============
Sources of Net Assets:
Net proceeds from capital contributions
and withdrawals                                                        $191,660,070
                                                                       ============



-----------------------------------------------------------------------------------
Statement of Operations
For the Year Ended December 31, 1996
-----------------------------------------------------------------------------------
Investment Income:
Interest Income                                                        $10,186,297
Expenses:
Investment adviser fee (Note 2)                         $939,313
Compensation of Trustees not members of the
Investment Adviser's organization (Note 2)                12,124
Custodian fee                                            116,445
Legal and accounting services                             32,809
Amortization of organization expenses (Note 1D)            2,734
Miscellaneous                                              4,835
                                                        --------
Total expenses                                                           1,108,260
                                                                       -----------
Net investment income                                                  $ 9,078,037
                                                                       ===========



Statements of Changes in Net Assets
----------------------------------------------------------------------------------
                                                       Year Ended December 31,
                                                ----------------------------------
                                                     1996                1995
                                                -------------        --------------
Increase (Decrease) in Net Assets:
From operations --
Net investment income                           $    9,078,037       $ 10,343,333
Capital transactions --
Contributions                                    1,075,567,385        815,124,407
Withdrawals                                     (1,097,885,067)      (843,381,480)
                                                --------------      -------------
Decrease in net assets resulting
from capital transactions                       $  (22,317,682)     $ (28,257,073)
                                                --------------      -------------
Total decrease in net assets                    $  (13,239,645)     $ (17,913,740)
Net Assets:
At beginning of year                               204,899,715        222,813,455
                                                --------------      -------------
At end of year                                  $  191,660,070      $ 204,899,715
                                                ==============      =============



----------------------------------------------------------------------------------
Supplementary Data
----------------------------------------------------------------------------------
                                                   Year Ended December 31,
                                        ------------------------------------------
                                             1996          1995          1994*
                                        ------------    ----------     -----------
Ratios (as a percentage of
average daily net assets):
Expenses                                    0.59%         0.60%           0.58%+
Net investment income                       4.83%         5.36%           4.22%+

+ Computed on an annualized basis.
* For the period from the start of business, May 2, 1994, to December 31, 1994.

The accompaning notes are an integral part of the financial statements




Notes to Financial Statements
December 31, 1996

(1) Significant Accounting Policies

Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. It is the normal practice of the Portfolio to hold portfolio securities to maturity and realize par value unless such sale or other disposition is mandated by withdrawal requests or other extraordinary circumstances.

B. Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

C. Income Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate at least annually, among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D. Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F. Other -- Investment transactions are accounted for on a trade date basis.

(2) Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management
(EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $939,313 for the year ended December 31, 1996. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

(3) Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy withdrawal requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the bank's adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1996.

(4) Investments

Purchases and sales (including maturities) of investments, during the year ended December 31, 1996, exclusive of U.S. Government securities aggregated $1,174,380,859 and $1,292,278,412, respectively. Purchases and sales (including maturities) of U.S. Government Agency securities aggregated $638,763,728 and $543,634,429, respectively.



Report of Independent Accountants

To the Trustees and Investors of
Cash Management Portfolio:

We have audited the accompanying statement of assets and liabilities of Cash Management Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the two years then ended and the supplementary data for the two years then ended and for the period from May 2, 1994 (start of business) to December 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Cash Management Portfolio, as of December 31, 1996, the results of its operations for the year then ended, the changes in net assets for the two years then ended and supplementary data for the two years then ended and for the period from May 2, 1994 (start of business) to December 31, 1994, in conformity with generally accepted accounting principles.


                                      COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
January 31, 1997



Officers
M. Dozier Gardner
President, Trustee

James B. Hawkes
Vice President, Trustee

Michael B. Terry
Vice President
and Portfolio Manager

James L. O'Connor
Treasurer

Thomas Otis
Secretary


Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of
New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of
Investment Banking, Harvard
University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Director, Fiduciary
Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant